Shareholders' Equity - Additional Information (Detail) In Thousands, except Share data, unless otherwise specified	1 Months Ended						1 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2011 CNY	Aug. 31, 2011	Aug. 23, 2011	Sep. 25, 2012	Aug. 22, 2011 USD ($)	Aug. 21, 2011 USD ($)	Sep. 25, 2012 Common Class A USD ($)	Dec. 31, 2012 Common Class A	Sep. 25, 2012 Common Class B USD ($)	Dec. 31, 2012 Common Class B	Aug. 23, 2011 VODone Limited USD ($)	Jan. 20, 2011 VODone Limited USD ($)
Class of Stock [Line Items]
Stock issued, shares											2,500,000	1
Common stock, Par value					$ 1.00	$ 1.00	$ 0.001		$ 0.001		$ 0.001	$ 1.00
Ordinary shares, shares authorized					1,000,000	50,000	750,000,000	750,000,000	250,000,000	250,000,000
Number of ordinary shares each of the existing issued and authorized ordinary shares are converted to		1,000
Stock issued pursuant to acquisition			209,999,000
Stock issued, shares							113,112,458		189,617,092
RSUs, vested and exercised				464,750
RSUs, issued and outstanding Class A ordinary shares								464,750
Ordinary shares, shares issued								113,577,208		189,617,092
Ordinary shares, shares outstanding								113,577,208		189,617,092
Cash dividend declared	71,400
Dividends payable	63,000